REGULATORY MATTERS	12 Months Ended
Dec. 31, 2013
REGULATORY MATTERS [Abstract]
REGULATORY MATTERS

NOTE 15 - REGULATORY MATTERS

The Company is subject to various regulatory capital requirements administered by federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company and the Consolidated Financial Statements.  The regulations require the Bank to meet specific capital adequacy guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices.  The Bank's capital classification is also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of Tier I capital (as defined in the regulations) to total average assets (as defined), and minimum ratios of Tier I and total risk-based capital (as defined) to risk-weighted assets (as defined).  To be considered adequately capitalized (as defined) under the regulatory framework for prompt corrective action, the Bank must maintain minimum Tier I leverage, Tier I risk-based and total risk-based ratios as set forth in the table.  The Bank's actual capital amounts and ratios are presented in the table below.

As of December 31, 2013, the most recent notification from the Bank's primary regulatory authorities categorized the Bank and the Company as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the table below.  There are no conditions or events since notification that management believes have changed the institution's category.

The Company's and the Bank's actual and minimum capital amounts and ratios are presented in the following table (dollars in thousands):

December 31, 2013:	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital to risk weighted assets:
First Citizens Bancshares, Inc.	$117,027	17.6%	$53,255	8.0%	N/A	10.0%
First Citizens National Bank	115,990	17.4%	53,206	8.0%	$66,508	10.0%
Tier I capital to risk weighted assets:
First Citizens Bancshares, Inc.	$109,187	16.4%	26,615	4.0%	N/A	6.0%
First Citizens National Bank	108,150	16.3%	26,605	4.0%	39,908	6.0%
Tier I capital to average assets:
First Citizens Bancshares, Inc.	$109,187	9.4%	46,463	4.0%	N/A	5.0%
First Citizens National Bank	108,150	9.3%	46,416	4.0%	58,080	5.0%
December 31, 2012:
Total capital to risk weighted assets:
First Citizens Bancshares, Inc.	$107,930	17.1%	$50,435	8.0%	N/A	10.0%
First Citizens National Bank	107,153	17.0%	50,484	8.0%	$63,105	10.0%
Tier I capital to risk weighted assets:
First Citizens Bancshares, Inc.	100,026	15.9%	25,227	4.0%	N/A	6.0%
First Citizens National Bank	99,242	15.7%	25,252	4.0%	37,879	6.0%
Tier I capital to average assets:
First Citizens Bancshares, Inc.	100,026	9.2%	43,632	4.0%	N/A	5.0%
First Citizens National Bank	99,242	9.1%	43,623	4.0%	54,529	5.0%